RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Related Party Transaction [Line Items]
Percentage Of Annual Management Fee	5.00%
Percentage Of Permanent Financing	99.00%
Accrued Management Fees	$ 15,273,764	$ 16,146,101
Repayments of Related Party Debt	$ 0	$ 635,362